Europe 30 ProFund Expense Example - Europe 30 ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	716
Expense Example, with Redemption, 5 Years	1,278
Expense Example, with Redemption, 10 Years	2,809
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	1,013
Expense Example, with Redemption, 5 Years	1,767
Expense Example, with Redemption, 10 Years	$ 3,752